GOODWILL (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,702	$ 6,914
Acquisitions through business combinations	24	0
Impairment losses	0	(599)
Dispositions	0	(577)
Foreign currency translation	(26)	(36)
Balance at end of period	$ 5,700	$ 5,702